Equity Method Investees - Summarized Financial Information, Operating Results Data (Detail) - Frontline [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Total revenues	$ 28,862	$ 23,768	$ 27,795
Gross profit	24,045	18,719	23,053
Net income	$ 9,048	$ 6,890	$ 11,699